Transfers of Financial Assets - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Sale of mortgage loans	$ 4,621	$ 3,687
Securities lent	15,011	12,913
Collateralized Mortgage Obligations at fair value	6	6
Securities Sold Under Repurchase Agreement	119,956	97,878
United States [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Sale of mortgage loans	849	10,249
Carry value of Mortgage servicing rights	146	169
Fair value of Mortgage serving rights	170	192
Gain of derecognised financial assets at date of transfer	24	(153)
United States [member] | Residual Interests of Commercial Mortgage Loans [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Proceeds from continuing involvement in derecognised financial assets	3,863	4,412
Gain of derecognised financial assets at date of transfer	44	49
Debt securities at amortized cost	7	7
Loans carried at amortized cost	92	40
NHA MBS Program [Member] | Canada [member] | Residential Mortgages [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Sale of mortgage loans	3,019	2,157
Collateralized Mortgage Obligations at fair value	145	146
Gain of derecognised financial assets at date of transfer	$ (1)	$ 90